Interest-bearing loans and borrowings - Other borrowings (Details) € in Millions			12 Months Ended
	Dec. 30, 2019 USD ($) vessel T	Jun. 06, 2017 EUR (€)	Dec. 31, 2019 USD ($) vessel	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)	Oct. 01, 2018 EUR (€)	Sep. 30, 2018 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)
Disclosure of detailed information about borrowings [line items]
Other borrowings (Note 16)			$ 1,744,859,000	$ 1,768,510,000				$ 898,720,000
Number of bareboat-in vessels | vessel			3
Bareboat leaseback contract duration			54 months
Sale and leaseback agreement
Disclosure of detailed information about borrowings [line items]
Other borrowings (Note 16)			$ 102,064,000
Number of bareboat-in vessels | vessel	3
Bareboat leaseback contract duration	54 months
Bareboat Contract Average Daily Rate Per Vessel			20,681
Seller credit payable upon sale	$ 124,400,000
Treasury Notes
Disclosure of detailed information about borrowings [line items]
Face amount | €		€ 50.0				€ 150.0	€ 50.0
Other borrowings (Note 16)				122,800,000	€ 109.3			60,300,000	€ 52.7
Borrowings term		1 year
Euribor | Treasury Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis		0.60%
Forward exchange contracts used for hedging | Hedging instruments
Disclosure of detailed information about borrowings [line items]
Financial assets				1,300,000
Vessels | Nautica | Sale and leaseback agreement
Disclosure of detailed information about borrowings [line items]
VLCC weight (in deadweight tons) | T	307,284
Vessels | Nectar | Sale and leaseback agreement
Disclosure of detailed information about borrowings [line items]
VLCC weight (in deadweight tons) | T	307,284
Vessels | Noble | Sale and leaseback agreement
Disclosure of detailed information about borrowings [line items]
VLCC weight (in deadweight tons) | T	307,284
Less than 1 year
Disclosure of detailed information about borrowings [line items]
Other borrowings (Note 16)			221,205,000	198,879,000				97,371,000
Less than 1 year | Sale and leaseback agreement
Disclosure of detailed information about borrowings [line items]
Other borrowings (Note 16)			22,853,000
Between 1 and 5 years
Disclosure of detailed information about borrowings [line items]
Other borrowings (Note 16)			893,291,000	$ 1,135,969,000				$ 644,169,000
Between 1 and 5 years | Sale and leaseback agreement
Disclosure of detailed information about borrowings [line items]
Other borrowings (Note 16)			$ 79,211,000